As filed with the Securities and Exchange Commission on December 7, 2011
Registration Nos. 033-24848; 811-05669

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
Post-Effective Amendment No. 76 [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
Amendment No. 77 [X]

FIFTH THIRD FUNDS
(Exact Name of Registrant as Specified in Charter)

38 Fountain Square Plaza
Cincinnati, Ohio 45263
(Address of Principal Executive Office) (Zip Code)

(800) 282-5706 (Registrant’s Telephone Number, including Area Code)

E. Keith Wirtz
President
Fifth Third Funds
38 Fountain Square Plaza
Cincinnati, Ohio 45263
(Name and Address of Agent for Service)

with a copy to:
David A. Sturms
Vedder Price P.C.
222 North LaSalle Street
Chicago, IL 60601-1003

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box):

[ X ] Immediately upon filing pursuant to paragraph (b)
[ ] On _______ pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] On __________ pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] On ____ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

Title of securities being registered: Shares of Beneficial Interest

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 76 to the Registration Statement meets all the requirements for effectiveness under Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 76 under the Securities Act and Post-Effective Amendment No. 77 under the 1940 Act to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, and the State of Ohio, on the 7th day of December 2011.

FIFTH THIRD FUNDS

/s/ E. Keith Wirtz
E. Keith Wirtz
President

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed in the capacities and on the dates indicated.

Signature	Title	Date

/s/ E. Keith Wirtz	President and Trustee	December 7, 2011
E. Keith Wirtz	(Principal Executive Officer)

/s/ Shannon King	Treasurer	December 7, 2011
Shannon King	(Principal Financial Officer)

* /s/ Edward Burke Carey	Chairman and Trustee	December 7, 2011
Edward Burke Carey

* /s/ David J. Durham	Trustee	December 7, 2011
David J. Durham

* /s/ J. Joseph Hale, Jr.	Trustee	December 7, 2011
J. Joseph Hale, Jr.

* /s/ John E. Jaymont	Trustee	December 7, 2011
John E. Jaymont

* /s/ David J. Gruber	Trustee	December 7, 2011
David J. Gruber

*By:	/s/ Julie A. Tedesco
Julie A. Tedesco
Secretary

Attorney-in-fact pursuant to Powers of Attorney incorporated by reference to Exhibit (q) to Registrant’s Post-Effective Amendment No. 71 on Form N-1A (filed November 27, 2009).

  Exhibit Index

Exhibit No.
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase